Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
HEADWATER COMPANIES, LLC 401(K) PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

Name of plan sponsor: Headwater Companies, LLC
Employer identification number: 20-0319914
Three-digit plan number: 001

	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost**	Current Value
(a)	(b)	(c)	(d)	(e)

*	Franklin Electric Co., Inc.	Common Stock		$1,317,543

	Allianz Life Insurance Company of North America	Life Insurance Policies		7,842
	Genworth Life and Annuity	Life Insurance Policies		2,817

	Collective funds:
	BlackRock Inst Trust Co	BlackRock Total Return Bond L Fund		791,182
	Invesco	Stable Value Trust		1,119,539
	Loomis Sayles Trust Company	Large Cap Growth Trust D Fund		5,666,606
	Metropolitan Life Insurance Co	Stable Value Trust		183,287
	Pacific Investment Management Company	Diversified Real Asset Collective Trust		170,238
	State Street Global Advisors	International Equity Index Fund		678,081
	State Street Global Advisors	S&P 500 Index Fund		3,011,593
	State Street Global Advisors	Russell Small/Mid Cap Index Fund		1,181,264
	State Street Global Advisors	US Bond Index Securities Lending Series		114,142
	Target date funds:
	State Street Global Advisors	State Street Target Retirement Income VI Fund		2,533,007
	State Street Global Advisors	State Street Target Retirement 2025 VI Fund		8,079,441
	State Street Global Advisors	State Street Target Retirement 2030 VI Fund		8,906,878
	State Street Global Advisors	State Street Target Retirement 2035 VI Fund		6,728,618
	State Street Global Advisors	State Street Target Retirement 2040 VI Fund		5,987,573
	State Street Global Advisors	State Street Target Retirement 2045 VI Fund		6,922,619
	State Street Global Advisors	State Street Target Retirement 2050 VI Fund		3,831,384
	State Street Global Advisors	State Street Target Retirement 2055 VI Fund		2,892,043
	State Street Global Advisors	State Street Target Retirement 2060 VI Fund		1,788,123
	State Street Global Advisors	State Street Target Retirement 2065 VI Fund		481,867
	State Street Global Advisors	State Street Target Retirement 2070 VI Fund		8,415

	Investments in shares of registered investment companies:
	Capital Research and Management Co	EuroPacific Growth Fund		929,648
	Dimensional Fund Advisors	Small Cap Value Fund		386,931
	Meridian	Growth Institutional Fund		386,947
	T. Rowe Price Associates, Inc.	Large Cap Value Fund		1,162,660

*	Various participants	Notes receivable (maturing 2026 to 2040 at interest rates of 4.25% to 9.50%)	—	1,027,314
				$66,297,602
*Party-in-interest.
**Cost information is not required for participant directed investments and, therefore, is not included.